Accounts Payable and Accrued Expenses (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts payable and accrued expenses		$ 4,948,890	$ 5,455,063
Accounts payable and accrued expenses	$ 4,242,821	$ 4,948,890